Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000247281 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000247281 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000247281 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247281 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000247281 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247281 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000247281 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000247281 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247281 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247281 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247281 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000247281 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000247281 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000247281 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000247281 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247282 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000247282 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000247282 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247282 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000247282 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247282 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000247282 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000247282 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247282 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247282 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247282 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000247282 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000247282 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000247282 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000247282 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.10%